Equity-Accounted Joint Ventures - RasGas 3 Joint Venture - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%		30.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	60.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,155,316	$ 1,116,133
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Equity method investments	$ 60,462	81,353
Equity Method Investments | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Equity method investments	$ 264,126	205,839
Equity Method Investments | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Equity method investments	$ 88,465	85,469
Equity Method Investments | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Equity method investments	$ 120,920	$ 132,188